Fair Value Measurements - Arya (Details) - Arya Sciences Acquisition Corp III - USD ($)	Mar. 31, 2021	Dec. 31, 2020
Investments held in Trust Account [Abstract]
Fair Value, Assets, Level 1 to Level 2 Transfers, Amount	$ 0
Fair Value, Recurring | Level 1
Investments held in Trust Account [Abstract]
Investments, Fair Value Disclosure	149,563,934	$ 149,552,952
Fair Value, Recurring | Level 1 | U.S. treasury bills
Investments held in Trust Account [Abstract]
Investments, Fair Value Disclosure	149,563,934	149,551,026
Fair Value, Recurring | Level 1 | Money Market Funds [Member]
Investments held in Trust Account [Abstract]
Investments, Fair Value Disclosure		1,926
Fair Value, Recurring | Fair Value, Inputs, Level 2 [Member]
Investments held in Trust Account [Abstract]
Investments, Fair Value Disclosure	0	0
Fair Value, Recurring | Fair Value, Inputs, Level 2 [Member] | U.S. treasury bills
Investments held in Trust Account [Abstract]
Investments, Fair Value Disclosure	0	0
Fair Value, Recurring | Fair Value, Inputs, Level 2 [Member] | Money Market Funds [Member]
Investments held in Trust Account [Abstract]
Investments, Fair Value Disclosure		0
Fair Value, Recurring | Fair Value, Inputs, Level 3 [Member]
Investments held in Trust Account [Abstract]
Investments, Fair Value Disclosure	0	0
Fair Value, Recurring | Fair Value, Inputs, Level 3 [Member] | U.S. treasury bills
Investments held in Trust Account [Abstract]
Investments, Fair Value Disclosure	$ 0	0
Fair Value, Recurring | Fair Value, Inputs, Level 3 [Member] | Money Market Funds [Member]
Investments held in Trust Account [Abstract]
Investments, Fair Value Disclosure		$ 0